Cover	Aug. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2023
Entity File Number	0-21074
Entity Registrant Name	Clearday, Inc.
Entity Central Index Key	0000895665
Entity Tax Identification Number	77-0158076
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8800 Village Drive
Entity Address, Address Line Two	Suite 106
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78217
City Area Code	(210)
Local Phone Number	451-0839
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CLRD
Entity Emerging Growth Company	false